Debt and Reedemable Preferred Securities of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt
Long-term debt is composed of the following:

	Weighted-Average Interest Rate	Maturities	December 31
			2024	2023
Notes and debentures	3.5%	2025 - 2050	$7,310	$7,851
Industrial development revenue bonds	4.1%	2029 - 2045	59	59
Bank loans and other financings in various currencies	5.7%	2025 - 2039	46	37
Total long-term debt			7,415	7,947
Less current portion			561	561
Long-term portion			$6,854	$7,386